Shareholder Report, Line Graph (Details) - USD ($)	10 Months Ended	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000233407
Account Value [Line Items]
Line Graph and Table Measure Name		Conductor Global Equity Value ETF
Account Value	$ 10,000	$ 16,900	$ 15,133	$ 15,026	$ 15,811	$ 12,206	$ 14,238	$ 13,745	$ 14,230	$ 11,121	$ 10,428
MSCI ACWI VALUE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Value Index
Account Value	$ 10,000	18,546	14,468	13,900	15,494	11,071	12,611	11,654	11,922	9,910	9,586
MSCI ACWI SMID Value Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World SMID Value Index
Account Value	$ 10,000	$ 18,314	$ 14,242	$ 14,034	$ 16,635	$ 11,324	$ 12,996	$ 12,107	$ 12,736	$ 10,373	$ 9,870